Investment in Joint Ventures (Details Textual) (USD $)	12 Months Ended								12 Months Ended				12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010	Jul. 01, 2012 ADAC-STRATTEC LLC. [Member]	Jul. 03, 2011 ADAC-STRATTEC LLC. [Member]	Jun. 27, 2010 ADAC-STRATTEC LLC. [Member]	Jun. 29, 2010 ADAC-STRATTEC LLC. [Member]	Jun. 27, 2010 ADAC-STRATTEC LLC. [Member] STRATTEC [Member]	Jul. 01, 2012 Strattec Power Access LLC [Member]	Jul. 03, 2011 Strattec Power Access LLC [Member]	Jun. 27, 2010 Strattec Power Access LLC [Member]	Nov. 30, 2008 Strattec Power Access LLC [Member]	Jul. 01, 2012 Vehicle Access Systems Technology LLC [Member]	Jul. 03, 2011 Vehicle Access Systems Technology LLC [Member]	Jun. 27, 2010 Vehicle Access Systems Technology LLC [Member]	Nov. 20, 2009 Vehicle Access Systems Technology LLC [Member]
Investment in Joint Ventures (Textual) [Abstract]
VAST China noncontrolling interest purchased by VAST LLC																40.00%
Goodwill impairment charge			$ 223,000										$ 284,000
Income (Loss) from Equity Method Investments, Total	(1,071,000)	1,246,000	1,008,000										(1,100,000)	1,200,000	1,000,000
Cash contributions to fund operating expenses of VAST LLC	200,000	450,000	100,000										600,000	1,350,000
Percentage ownership interest in less than wholly owned consolidated subsidiary				51.00%	51.00%		51.00%	50.10%	80.00%	80.00%	80.00%	80.00%
Additional interest in less than wholly owned consolidated subsidiary purchased by STRATTEC							0.90%
Less than wholly owned consolidated subsidiary impact on STRATTEC's net income				$ 1,700,000	$ 910,000	$ 114,000			$ 2,600,000	$ 2,500,000	$ 545,000
Percentage non-controlling ownership interest in less than wholly owned consolidated subsidiary									20.00%	20.00%	20.00%	20.00%